Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2015
Basis of Presentation and General Information [Abstract]
List of Subsidiaries
Vessel Owning Company	Vessel Acquisition Date	Vessel's Name	Built	TEU[4]
Polyaristi Navigation Co.[1]	April 29, 2011	Box Voyager	2010	3,426
Efploias Shipping Co. [1]	April 29, 2011	Box Trader	2010	3,426
Tacita Oceanway Carrier Co. [1]	May 19, 2011	CMA CGM Kingfish	2007	5,095
Alaqua Marine Ltd. [1]	May 31, 2011	Box Marlin	2007	5,095
Aral Sea Shipping S.A. [1]	May 19, 2011	Box Queen	2006	4,546
Amorita Development Inc.[1]	May 9, 2011	Maule	2010	6,589
Lawry Shipping Ltd[2]	August 3, 2011	Box Emma	2004	5,060
Triton Shipping Limited[3]	June 25, 2012	Box Hong Kong	1995	5,344
Rosetta Navigation Corp. Limited[3]	July 5, 2012	Box China	1996	5,344

ii)      Non-vessel owning subsidiary:

Ardal International Co.[2]

[1] Incorporated in Liberia.
[2] Incorporated in Marshall Islands.
[3] Incorporated in Hong Kong.
[4] TEU: A 20-foot equivalent unit, the international standard measure for containers and containership capacity.

Charterer Revenue Percentage
	% of time charter revenue
Charterer	2013	2014	2015
Compania Sud Americana De Vapores S.A.	19%	25%	-
CMA CGM	22%	14%	29%
A.P. Moller - Maersk A/S	12%	-	-
Mediterranean Shipping Co. S.A.	14%	16%	11%
Orient Overseas Container Line Limited	26%	35%	17%
Hapag Lloyd	-	-	25%